Pensions and Other Post-employment Benefits - Defined Contribution Pension Plan - Net Earnings and OCI (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 27, 2017	Dec. 31, 2018	Dec. 31, 2017
DB Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost		$ 1	$ 1
Past service cost		0	1
Interest cost		1	0
Settlements	$ (8)	0	8
Benefit cost		2	10
Actuarial (gain) loss – experience	$ (3)	2	3
Actuarial loss – financial assumptions		(4)	5
Return on plan assets greater than discount rate		0	(4)
Remeasurement effects recognized in OCI		(2)	4
OPEB Plans
Disclosure of defined benefit plans [line items]
Current service cost		11	15
Past service cost		0	0
Interest cost		8	8
Settlements		0	0
Benefit cost		19	23
Actuarial (gain) loss – experience		(13)	0
Actuarial loss – financial assumptions		(45)	12
Return on plan assets greater than discount rate		0	0
Remeasurement effects recognized in OCI		$ (58)	$ 12